Condensed Interim Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended								6 Months Ended				12 Months Ended
	Jun. 30, 2018		Mar. 31, 2018		Jun. 30, 2017		Mar. 31, 2017		Jun. 30, 2018	Dec. 31, 2017		Jun. 30, 2017	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net earnings	$ 318,142		$ 68,123		$ 67,612		$ 61,224		$ 386,265	$ (71,134)		$ 128,836
Items that will not be reclassified to net earnings
Gain on long-term investments - common shares held	16,663				7,475				13,534			11,038
Deferred income tax expense	(3,233)				(722)				(3,691)			(457)	$ (1,091)
Total other comprehensive income	13,430	[1]	(3,586)	[1]	6,753	[1]	3,828	[1]	9,843	6,880	[1]	10,581
Total comprehensive income	$ 331,572		$ 64,537		$ 74,365		$ 65,052		$ 396,108	$ (64,254)		$ 139,417

[1]	Definitions as follows: "OCI" = Other Comprehensive Income (Loss); "SBC" = Equity Settled Stock Based Compensation; "Options" = Share Purchase Options; "RSUs" = Restricted Share Units; "DIT" = Deferred Income Taxes; "LTI's" = Long-Term Investments; "Warrants" = Share Purchase Warrants.